Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Victory RS Partners Fund | Class A
Prospectus:
Trading Symbol	RSPFX
Victory RS Partners Fund | Class R
Prospectus:
Trading Symbol	RSPKX
Victory RS Partners Fund | Class Y
Prospectus:
Trading Symbol	RSPYX
Victory RS Value Fund | Class A
Prospectus:
Trading Symbol	RSVAX
Victory RS Value Fund | Class C
Prospectus:
Trading Symbol	RVACX
Victory RS Value Fund | Class R
Prospectus:
Trading Symbol	RSVKX
Victory RS Value Fund | Class Y
Prospectus:
Trading Symbol	RSVYX
Victory RS Large Cap Alpha Fund | Class A
Prospectus:
Trading Symbol	GPAFX
Victory RS Large Cap Alpha Fund | Class C
Prospectus:
Trading Symbol	RCOCX
Victory RS Large Cap Alpha Fund | Class R
Prospectus:
Trading Symbol	RCEKX
Victory RS Large Cap Alpha Fund | Class Y
Prospectus:
Trading Symbol	RCEYX
Victory RS Investors Fund | Class A
Prospectus:
Trading Symbol	RSINX
Victory RS Investors Fund | Class C
Prospectus:
Trading Symbol	RIVCX
Victory RS Investors Fund | Class R
Prospectus:
Trading Symbol	RSIKX
Victory RS Investors Fund | Class Y
Prospectus:
Trading Symbol	RSIYX
Victory Global Natural Resources Fund | Class A
Prospectus:
Trading Symbol	RSNRX
Victory Global Natural Resources Fund | Class C
Prospectus:
Trading Symbol	RGNCX
Victory Global Natural Resources Fund | Class R
Prospectus:
Trading Symbol	RSNKX
Victory Global Natural Resources Fund | Class Y
Prospectus:
Trading Symbol	RSNYX
Victory RS Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	RSEGX
Victory RS Small Cap Growth Fund | Class C
Prospectus:
Trading Symbol	REGWX
Victory RS Small Cap Growth Fund | Class R
Prospectus:
Trading Symbol	RSEKX
Victory RS Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	RSYEX
Victory RS Select Growth Fund | Class A
Prospectus:
Trading Symbol	RSDGX
Victory RS Select Growth Fund | Class C
Prospectus:
Trading Symbol	RSGFX
Victory RS Select Growth Fund | Class R
Prospectus:
Trading Symbol	RSDKX
Victory RS Select Growth Fund | Class Y
Prospectus:
Trading Symbol	RSSYX
Victory RS Select Growth Fund | Class R6
Prospectus:
Trading Symbol	RSSRX
Victory RS Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	RSMOX
Victory RS Mid Cap Growth Fund | Class C
Prospectus:
Trading Symbol	RMOCX
Victory RS Mid Cap Growth Fund | Class R
Prospectus:
Trading Symbol	RSMKX
Victory RS Mid Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	RMOYX
Victory RS Mid Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	RMORX
Victory RS Growth Fund | Class Y
Prospectus:
Trading Symbol	RGRYX
Victory RS Growth Fund | Class A
Prospectus:
Trading Symbol	RSGRX
Victory RS Growth Fund | Class C
Prospectus:
Trading Symbol	RGWCX
Victory RS Growth Fund | Class R
Prospectus:
Trading Symbol	RSGKX
Victory RS Science and Technology Fund | Class A
Prospectus:
Trading Symbol	RSIFX
Victory RS Science and Technology Fund | Class C
Prospectus:
Trading Symbol	RINCX
Victory RS Science and Technology Fund | Class R
Prospectus:
Trading Symbol	RIFKX
Victory RS Science and Technology Fund | Class Y
Prospectus:
Trading Symbol	RIFYX
Victory RS Small Cap Equity Fund | Class A
Prospectus:
Trading Symbol	GPSCX
Victory RS Small Cap Equity Fund | Class C
Prospectus:
Trading Symbol	RSCCX
Victory RS Small Cap Equity Fund | Class R
Prospectus:
Trading Symbol	RSCKX
Victory RS Small Cap Equity Fund | Class Y
Prospectus:
Trading Symbol	RSCYX
Victory RS International Fund | Class A
Prospectus:
Trading Symbol	GUBGX
Victory RS International Fund | Class C
Prospectus:
Trading Symbol	RIGCX
Victory RS International Fund | Class R
Prospectus:
Trading Symbol	RIGKX
Victory RS International Fund | Class Y
Prospectus:
Trading Symbol	RSIGX
Victory RS Global Fund | Class A
Prospectus:
Trading Symbol	RSGGX
Victory RS Global Fund | Class C
Prospectus:
Trading Symbol	RGGCX
Victory RS Global Fund | Class R
Prospectus:
Trading Symbol	RGGKX
Victory RS Global Fund | Class Y
Prospectus:
Trading Symbol	RGGYX
Victory Sophus Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	GBEMX
Victory Sophus Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	REMGX
Victory Sophus Emerging Markets Fund | Class R
Prospectus:
Trading Symbol	REMKX
Victory Sophus Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	RSENX
Victory Sophus Emerging Markets Fund | Class R6
Prospectus:
Trading Symbol	RSERX
Victory Sophus Emerging Markets Small Cap Fund | Class A
Prospectus:
Trading Symbol	RSMSX
Victory Sophus Emerging Markets Small Cap Fund | Class C
Prospectus:
Trading Symbol	RSMGX
Victory Sophus Emerging Markets Small Cap Fund | Class Y
Prospectus:
Trading Symbol	RSMYX
Victory Sophus China Fund | Class A
Prospectus:
Trading Symbol	RSCHX
Victory Sophus China Fund | Class C
Prospectus:
Trading Symbol	RCHCX
Victory Sophus China Fund | Class R
Prospectus:
Trading Symbol	RCHKX
Victory Sophus China Fund | Class Y
Prospectus:
Trading Symbol	RCHYX
Victory INCORE Investment Quality Bond Fund | Class A
Prospectus:
Trading Symbol	GUIQX
Victory INCORE Investment Quality Bond Fund | Class C
Prospectus:
Trading Symbol	RIQCX
Victory INCORE Investment Quality Bond Fund | Class R
Prospectus:
Trading Symbol	RIQKX
Victory INCORE Investment Quality Bond Fund | Class Y
Prospectus:
Trading Symbol	RSQYX
Victory INCORE Low Duration Bond Fund | Class A
Prospectus:
Trading Symbol	RLDAX
Victory INCORE Low Duration Bond Fund | Class C
Prospectus:
Trading Symbol	RLDCX
Victory INCORE Low Duration Bond Fund | Class R
Prospectus:
Trading Symbol	RLDKX
Victory INCORE Low Duration Bond Fund | Class Y
Prospectus:
Trading Symbol	RSDYX
Victory High Yield Fund | Class A
Prospectus:
Trading Symbol	GUHYX
Victory High Yield Fund | Class C
Prospectus:
Trading Symbol	RHYCX
Victory High Yield Fund | Class R
Prospectus:
Trading Symbol	RHYKX
Victory High Yield Fund | Class Y
Prospectus:
Trading Symbol	RSYYX
Victory Tax-Exempt Fund | Class A
Prospectus:
Trading Symbol	GUTEX
Victory Tax-Exempt Fund | Class C
Prospectus:
Trading Symbol	RETCX
Victory Tax-Exempt Fund | Class Y
Prospectus:
Trading Symbol	RSTYX
Victory High Income Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	RSHMX
Victory High Income Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	RSHCX
Victory High Income Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	RHMYX
Victory Floating Rate Fund | Class A
Prospectus:
Trading Symbol	RSFLX
Victory Floating Rate Fund | Class C
Prospectus:
Trading Symbol	RSFCX
Victory Floating Rate Fund | Class R
Prospectus:
Trading Symbol	RSFKX
Victory Floating Rate Fund | Class Y
Prospectus:
Trading Symbol	RSFYX
Victory Strategic Income Fund | Class A
Prospectus:
Trading Symbol	RSIAX
Victory Strategic Income Fund | Class C
Prospectus:
Trading Symbol	RSICX
Victory Strategic Income Fund | Class R
Prospectus:
Trading Symbol	RINKX
Victory Strategic Income Fund | Class Y
Prospectus:
Trading Symbol	RSRYX